EIE-Q3

Quarterly Report
November 30, 2025
MFS®  Active International ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 2.2%
MTU Aero Engines Holding AG	7,677	$3,137,344
Rolls-Royce Holdings PLC	780,636	11,042,610
		$14,179,954
Airlines – 1.8%
Ryanair Holdings PLC, ADR	165,450	$11,277,072
Alcoholic Beverages – 2.2%
China Resources Beer Holdings Co. Ltd.	1,075,731	$3,841,008
Heineken N.V.	21,210	1,726,681
Kweichow Moutai Co. Ltd., “A”	19,600	4,015,934
Pernod Ricard S.A.	47,644	4,287,617
		$13,871,240
Apparel Manufacturers – 3.3%
Compagnie Financiere Richemont S.A.	60,555	$12,837,690
LVMH Moet Hennessy Louis Vuitton SE	11,089	8,174,589
		$21,012,279
Automotive – 2.8%
Bridgestone Corp.	75,873	$3,558,460
BYD Co. Ltd., ADR	178,142	2,232,119
DENSO Corp.	339,454	4,477,428
Mahindra & Mahindra Ltd.	73,320	3,079,854
Suzuki Motor Corp.	306,225	4,787,340
		$18,135,201
Brokerage & Asset Managers – 3.3%
B3 S.A. - Brasil Bolsa Balcao	2,002,001	$5,614,648
Deutsche Boerse AG	33,212	8,880,224
Hong Kong Exchanges & Clearing Ltd.	42,332	2,234,639
London Stock Exchange Group PLC	39,238	4,629,552
		$21,359,063
Business Services – 4.8%
CGI, Inc.	63,967	$5,698,724
Compass Group PLC	325,791	10,235,420
Edenred	110,168	2,362,927
Experian PLC	187,517	8,253,210
Tata Consultancy Services Ltd.	108,301	3,798,814
		$30,349,095
Chemicals – 0.6%
FUJIFILM Holdings Corp.	172,404	$3,709,987
Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	67,394	$12,587,177
Dassault Systemes SE	110,097	3,079,149
SAP SE	47,828	11,570,454
		$27,236,780
Computer Software - Systems – 5.8%
Amadeus IT Group S.A.	71,708	$5,268,702
Hitachi Ltd.	423,248	13,466,735
Hon Hai Precision Industry Co. Ltd.	872,361	6,267,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd.	172,210	$11,768,337
		$36,771,654
Construction – 1.1%
Compagnie de Saint-Gobain S.A.	67,379	$6,717,039
Consumer Products – 1.2%
Beiersdorf AG	69,980	$7,521,842
Electrical Equipment – 3.3%
Mitsubishi Electric Corp.	352,209	$9,525,929
Schneider Electric SE	43,763	11,726,733
		$21,252,662
Electronics – 6.6%
Hoya Corp.	20,620	$3,096,830
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	134,764	39,285,053
		$42,381,883
Energy - Independent – 1.6%
Reliance Industries Ltd.	328,217	$5,751,755
Woodside Energy Group Ltd.	260,125	4,247,619
		$9,999,374
Energy - Integrated – 2.4%
Eni S.p.A.	419,626	$7,852,511
TotalEnergies SE	110,651	7,290,573
		$15,143,084
Food & Beverages – 1.6%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	850,100	$3,528,048
Nestle S.A.	69,560	6,912,704
		$10,440,752
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	325,784	$4,481,773
Tesco PLC	1,237,533	7,380,922
		$11,862,695
Gaming & Lodging – 0.5%
Sands China Ltd.	1,216,288	$3,311,838
Insurance – 5.0%
AIA Group Ltd., ADR	231,938	$9,676,453
Intact Financial Corp.	28,149	5,750,080
Prudential PLC	220,042	3,186,958
Sompo Holdings, Inc.	175,843	5,578,009
Zurich Insurance Group AG	10,392	7,467,027
		$31,658,527
Interactive Media Services – 0.5%
LY Corp.	1,279,353	$3,445,420
Leisure & Toys – 5.6%
NetEase, Inc., ADR	43,503	$6,005,589
Sony Group Corp.	322,394	9,446,346
Tencent Holdings Ltd., ADR	257,643	20,364,103
		$35,816,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.9%
Daikin Industries Ltd.	45,209	$5,873,348
KONE Oyj, “B”	89,009	6,044,281
		$11,917,629
Major Banks – 11.5%
Banco Bradesco S.A., ADR	1,590,053	$5,883,196
Bank of Ireland Group PLC	444,247	8,224,611
BNP Paribas S.A.	100,726	8,610,098
DBS Group Holdings Ltd.	141,608	5,922,872
ING Groep N.V.	376,123	9,751,364
NatWest Group PLC	1,129,174	9,455,125
Royal Bank of Canada	23,884	3,680,286
Sumitomo Mitsui Financial Group, Inc.	209,872	6,314,709
Toronto-Dominion Bank	105,764	8,876,773
UBS Group AG	175,440	6,771,984
		$73,491,018
Medical Equipment – 2.6%
EssilorLuxottica	9,251	$3,312,709
Olympus Corp.	292,610	3,935,449
QIAGEN N.V.	74,123	3,539,373
Sonova Holding AG	7,677	1,912,321
Terumo Corp.	240,438	3,757,325
		$16,457,177
Metals & Mining – 1.6%
Gerdau S.A., ADR	1,199,156	$4,316,962
Glencore PLC	425,597	2,033,841
Rio Tinto PLC	53,731	3,858,658
		$10,209,461
Natural Gas - Distribution – 1.3%
ENGIE S.A.	338,601	$8,601,820
Other Banks & Diversified Financials – 4.3%
Credicorp Ltd.	23,031	$5,923,804
HDFC Bank Ltd., ADR	232,310	8,553,654
Intesa Sanpaolo S.p.A.	1,149,845	7,450,719
Kotak Mahindra Bank Ltd.	225,919	5,365,632
		$27,293,809
Pharmaceuticals – 4.7%
Merck KGaA	53,647	$7,218,740
Novartis AG	65,673	8,541,659
Novo Nordisk A.S., “B”	57,143	2,813,571
Roche Holding AG	29,940	11,457,184
		$30,031,154
Precious Metals & Minerals – 0.9%
Franco-Nevada Corp.	26,325	$5,524,038
Printing & Publishing – 1.0%
RELX PLC	120,265	$4,828,109
Wolters Kluwer N.V.	14,501	1,540,818
		$6,368,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.2%
Canadian National Railway Co.	43,503	$4,171,503
Canadian Pacific Kansas City Ltd.	52,025	3,775,454
		$7,946,957
Restaurants – 0.5%
Yum China Holdings, Inc.	68,341	$3,289,936
Specialty Chemicals – 3.6%
Air Liquide S.A.	69,938	$13,395,868
Linde PLC	8,839	3,626,819
Shin-Etsu Chemical Co. Ltd.	189,378	5,702,929
		$22,725,616
Tobacco – 1.1%
British American Tobacco PLC, ADR	125,197	$7,344,056
Total Common Stocks		$628,655,077
Mutual Funds – 1.2%
Money Market Funds – 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.94% (j)	7,426,473	$7,426,473

Other Assets, Less Liabilities – 0.2%		1,254,326
Net Assets – 100.0%		$637,335,876

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$628,655,077	$—	$—	$628,655,077
Investment Companies	7,426,473	—	—	7,426,473
Total	$636,081,550	$—	$—	$636,081,550
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
Japan	14.3%
France	12.2%
United Kingdom	11.3%
Switzerland	8.8%
Taiwan	7.1%
China	6.8%
Germany	6.6%
Canada	5.9%
India	4.2%
Other Countries	22.8%